FAIR VALUE OF FINANCIAL INSTRUMENTS- Allocation of Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurement [Abstract]
Hedging, financial assets	$ 301	$ 267
Hedging, financial liabilities	271	471
Preferred shares	$ 20	$ 20